JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)			Value ($000)
COMMON STOCKS — 66.1%
Banks — 6.9%
Bank Central Asia Tbk. PT (Indonesia)		60		145
First Republic Bank		2		222
HDFC Bank Ltd., ADR (India)*		4		255
PNC Financial Services Group, Inc. (The)		1		208
Sberbank of Russia PJSC, ADR (Russia)		15		206
Signature Bank		1		134

				1,170

Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)		3		115
S&P Global, Inc.		—	(a)	126

				241

Electric Utilities — 5.6%
EDP - Energias de Portugal SA (Portugal)		23		145
Enel SpA (Italy)		30		301
Iberdrola SA (Spain)		17		224
Orsted A/S (Denmark)(b)		1		278

				948

Electrical Equipment — 1.6%
Rockwell Automation, Inc.		—	(a)	106
Schneider Electric SE (France)		1		170

				276

Entertainment — 2.9%
Netflix, Inc.*		—	(a)	215
Walt Disney Co. (The)*		2		264

				479

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories		1		170
Becton Dickinson and Co.		—	(a)	126
Medtronic plc		1		122

				418

Insurance — 3.7%
AIA Group Ltd. (Hong Kong)		16		193
Aon plc, Class A		1		165
Ping An Insurance Group Co. of China Ltd., Class H (China)		23		265

				623

Interactive Media & Services — 2.1%
Alphabet, Inc., Class A*		—	(a)	347

Internet & Direct Marketing Retail — 3.8%
Alibaba Group Holding Ltd. (China)*		10		313
Amazon.com, Inc.*		—	(a)	333

				646

IT Services — 4.0%
Mastercard, Inc., Class A		1		180
PayPal Holdings, Inc.*		1		283
Visa, Inc., Class A		1		215

				678

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.		1		258

Machinery — 1.9%
Stanley Black & Decker, Inc.		1		153
Volvo AB, Class B (Sweden)*		7		166

				319

Metals & Mining — 1.5%
Barrick Gold Corp. (Canada)		6		123
Newmont Corp.		2		124

				247

Multi-Utilities — 0.8%
RWE AG (Germany)		3		141

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A		1		190

Pharmaceuticals — 2.7%
AstraZeneca plc (United Kingdom)		1		138
Eli Lilly and Co.		1		163
Novo Nordisk A/S, Class B (Denmark)		2		146

				447

Semiconductors & Semiconductor Equipment — 9.6%
Analog Devices, Inc.		1		219
Applied Materials, Inc.		2		229
Lam Research Corp.		—	(a)	213
Microchip Technology, Inc.		1		201
Micron Technology, Inc.*		2		178
NVIDIA Corp.		—	(a)	133
SK Hynix, Inc. (South Korea)		2		225
Texas Instruments, Inc.		1		229

				1,627

Software — 5.3%
Adobe, Inc.*		—	(a)	91
Atlassian Corp. plc, Class A*		—	(a)	103
Microsoft Corp.		2		377
salesforce.com, Inc.*		1		210
ServiceNow, Inc.*		—	(a)	106

				887

Specialty Retail — 2.7%
Burlington Stores, Inc.*		1		204
TJX Cos., Inc. (The)		4		255

				459

Textiles, Apparel & Luxury Goods — 4.5%
Lululemon Athletica, Inc.*		1		213
LVMH Moet Hennessy Louis Vuitton SE (France)		—	(a)	273
NIKE, Inc., Class B		2		280

				766

TOTAL COMMON STOCKS (Cost $8,933)				11,167

	No. of Contracts
OPTIONS PURCHASED — 1.9%
CALL OPTIONS PURCHASED — 1.4%
Aerospace & Defense — 0.1%
Airbus SE (France)
12/17/2021 at EUR 100.00, American Style Notional Amount: EUR 75 Counterparty: Exchange-Traded*	EUR	9		7
Boeing Co. (The)
1/21/2022 at USD 300.00, American Style Notional Amount: USD 58 Counterparty: Exchange-Traded*		3		3

				10

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	No. of Contracts	Value ($000)
Airlines — 0.0%(c)
American Airlines Group, Inc.
1/21/2022 at USD 37.00, American Style Notional Amount: USD 46 Counterparty: Exchange-Traded*	27	4
United Airlines Holdings, Inc.
1/21/2022 at USD 90.00, American Style Notional Amount: USD 40 Counterparty: Exchange-Traded*	10	1

		5

Automobiles — 0.0%(c)
Renault SA (France)
12/17/2021 at EUR 40.00, American Style Notional Amount: EUR 53 Counterparty: Exchange-Traded*	EUR 15	7

Banks — 0.4%
Royal Bank of Scotland Group plc (United Kingdom)
12/17/2021 at GBP 160.00, American Style Notional Amount: GBP 1 Counterparty: Exchange-Traded*	GBP 29	6
Signature Bank
9/17/2021 at USD 100.00, American Style Notional Amount: USD 132 Counterparty: Exchange-Traded*	8	56
Societe Generale SA (France)
12/17/2021 at EUR 20.00, American Style Notional Amount: EUR 46 Counterparty: Exchange-Traded*	EUR 30	3
Wells Fargo & Co.
1/21/2022 at USD 40.00, American Style Notional Amount: USD 60 Counterparty: Exchange-Traded*	20	3

		68

Equity Real Estate Investment Trusts (REITs) — 0.0%(c)
Simon Property Group, Inc.
1/21/2022 at USD 135.00, American Style Notional Amount: USD 65 Counterparty: Exchange-Traded*	7	4

	Principal Amount ($000)
Foreign Exchange Currency Options — 0.1%
Foreign Exchange USD/KRW
2/18/2021 at USD 1,109.00, Vanilla, European Style Notional Amount: USD 849 Counterparty: Barclays Bank plc *	849	10

	No. of Contracts
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.
1/21/2022 at USD 40.00, American Style Notional Amount: USD 39 Counterparty: Exchange-Traded*	21	4
MGM Resorts International
1/21/2022 at USD 40.00, American Style Notional Amount: USD 60 Counterparty: Exchange-Traded*	21	5
Norwegian Cruise Line Holdings Ltd.
1/21/2022 at USD 75.00, American Style Notional Amount: USD 41 Counterparty: Exchange-Traded*	18	2

		11

Index Funds — 0.7%
DAX Index (Germany)
3/19/2021 at EUR 13,800.00, European Style Notional Amount: EUR 1,142 Counterparty: Exchange-Traded*	EUR 17	32
Russell 2000 Index
3/19/2021 at USD 2,000.00, European Style Notional Amount: USD 829 Counterparty: Exchange-Traded*	4	59
STOXX Europe 600 Utilities Index (Germany)
3/19/2021 at EUR 370.00, European Style Notional Amount: EUR 416 Counterparty: Exchange-Traded*	EUR 21	25

		116

TOTAL CALL OPTIONS PURCHASED		231

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PUT OPTIONS PURCHASED — 0.5%
Foreign Exchange Currency Options — 0.0%(c)
Foreign Exchange AUD/USD (Australia)
2/18/2021 at AUD 0.76, Vanilla, European Style Notional Amount: AUD 1,094 Counterparty: Goldman Sachs International *	AUD 1,094	7

	No. of Contracts
Index Funds — 0.5%
S&P 500 Index
2/3/2021 at USD 3,850.00, European Style Notional Amount: USD 743 Counterparty: Exchange-Traded*	2	26
2/5/2021 at USD 3,775.00, European Style Notional Amount: USD 2,600 Counterparty: Exchange-Traded*	7	56

		82

TOTAL PUT OPTIONS PURCHASED		89

TOTAL OPTIONS PURCHASED (Cost $207)		320

	Principal Amount ($000)
FOREIGN GOVERNMENT SECURITIES — 1.5%
Republic of South Africa (South Africa)
8.00%, 1/31/2030	ZAR 1,296	82
Romania Government Bond (Romania)
2.75%, 2/26/2026(b)	EUR 60	80
3.62%, 5/26/2030(b)	EUR 58	84

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $232)		246

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 21.0%
FOREIGN GOVERNMENT TREASURY BILLS — 12.9%
Federative Republic of Brazil (Brazil)
4.66%, 7/1/2023(d)	BRL 3,000	480
Japan Treasury Discount Bills (Japan)
(0.09)%, 2/1/2021(d)	JPY 62,000	592
(0.10)%, 2/15/2021(d)	JPY 32,000	305
(0.10)%, 3/22/2021(d)	JPY 85,000	812

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $2,221)		2,189

	Shares (000)
INVESTMENT COMPANIES — 8.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.11%(e)(f) (Cost $1,363)	1,363	1,364

TOTAL SHORT-TERM INVESTMENTS (Cost $3,584)		3,553

Total Investments — 90.5% (Cost $12,956)		15,286
Other Assets Less Liabilities — 9.5%		1,608

Net Assets — 100.0%		16,894

Percentages indicated are based on net assets.

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Republic Won
PJSC	Public Joint Stock Company
PT	Limited liability company
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	The rate shown is the effective yield as of January 31, 2021.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Industrial Select Sector	4	03/2021	USD	341	(16)
Euro-BTP	5	03/2021	EUR	916	4
Russell 2000 E-Mini Index	2	03/2021	USD	207	6
STOXX 600 Banks Index	23	03/2021	EUR	146	(7)
STOXX 600 Insurance Index	11	03/2021	EUR	177	(4)
U.S. Treasury 10 Year Note	24	03/2021	USD	3,290	(24)

					(41)

Short Contracts
EURO STOXX 50 Index	(23)	03/2021	EUR	(968)	13
Euro-Bund	(3)	03/2021	EUR	(646)	(2)
FTSE 100 Index	(1)	03/2021	GBP	(87)	1
MSCI Emerging Markets E-Mini Index	(2)	03/2021	USD	(133)	1
S&P 500 E-Mini Index	(18)	03/2021	USD	(3,342)	(27)
XAP Consumer Staples Index	(8)	03/2021	USD	(515)	20
XAU Utilities Index	(4)	03/2021	USD	(250)	(3)
XAV Health Care Index	(2)	03/2021	USD	(232)	4

					7

					(34)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of January 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	225	USD	37	Goldman Sachs International	2/22/2021	— (a)
INR	32,600	USD	444	Goldman Sachs International**	2/22/2021	1
USD	494	BRL	2,609	Citibank, NA**	2/22/2021	18
USD	36	HKD	279	Goldman Sachs International	2/22/2021	— (a)
USD	740	HKD	5,738	TD Bank Financial Group	2/22/2021	— (a)
USD	149	IDR	2,089,530	Citibank, NA**	2/22/2021	— (a)
USD	498	KRW	545,033	Goldman Sachs International**	2/22/2021	11
USD	220	RUB	16,216	Goldman Sachs International**	2/24/2021	6
EUR	69	USD	84	Goldman Sachs International	4/22/2021	— (a)
GBP	379	USD	517	Goldman Sachs International	4/22/2021	3
USD	1,140	EUR	935	Goldman Sachs International	4/22/2021	3
USD	1,643	JPY	170,791	Goldman Sachs International	4/22/2021	11
USD	175	SEK	1,460	Goldman Sachs International	4/22/2021	— (a)

Total unrealized appreciation						53

KRW	275,812	USD	252	Barclays Bank plc**	2/22/2021	(5)
MXN	8,166	USD	410	Citibank, NA	2/22/2021	(12)
USD	463	DKK	2,841	TD Bank Financial Group	2/22/2021	(1)
USD	41	HKD	321	TD Bank Financial Group	2/22/2021	— (a)
USD	505	ZAR	7,693	Goldman Sachs International	2/22/2021	(2)
EUR	46	USD	56	Goldman Sachs International	4/22/2021	— (a)
JPY	36,403	USD	351	Goldman Sachs International	4/22/2021	(3)
NOK	4,421	USD	525	Goldman Sachs International	4/22/2021	(9)
USD	1,709	EUR	1,406	Goldman Sachs International	4/22/2021	(1)
USD	657	GBP	480	Goldman Sachs International	4/22/2021	(2)

Total unrealized depreciation						(35)

Net unrealized appreciation						18

Abbreviations
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Written Put Options Contracts as of January 31, 2021 (amounts in thousands, except number of contracts):
Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	11	USD 4,086	USD 3,550.00	2/5/2021	(20)
S&P 500 Index	Exchange-Traded	2	USD 743	USD 3,700.00	2/3/2021	(8)

Total Written Options Contracts (Premiums Received $10)						(28)

Abbreviations
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Banks	$1,025	$145	$—	$1,170
Capital Markets	241	—	—	241
Electric Utilities	145	803	—	948
Electrical Equipment	106	170	—	276
Entertainment	479	—	—	479
Health Care Equipment & Supplies	418	—	—	418
Insurance	165	458	—	623
Interactive Media & Services	347	—	—	347
Internet & Direct Marketing Retail	333	313	—	646
IT Services	678	—	—	678
Life Sciences Tools & Services	258	—	—	258
Machinery	153	166	—	319
Metals & Mining	247	—	—	247
Multi-Utilities	—	141	—	141
Personal Products	190	—	—	190
Pharmaceuticals	163	284	—	447
Semiconductors & Semiconductor Equipment	1,402	225	—	1,627
Software	887	—	—	887
Specialty Retail	459	—	—	459
Textiles, Apparel & Luxury Goods	493	273	—	766

Total Common Stocks	8,189	2,978	—	11,167

Foreign Government Securities	—	246	—	246
Options Purchased
Call Options Purchased	198	33	—	231
Put Options Purchased	82	7	—	89

Total Options Purchased	280	40	—	320

Short-Term Investments
Foreign Government Treasury Bills	—	2,189	—	2,189
Investment Companies	1,364	—	—	1,364

Total Short-Term Investments	1,364	2,189	—	3,553

Total Investments in Securities	$9,833	$5,453	$—	$15,286

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$53	$—	$53
Futures Contracts	49	—	—	49

Total Appreciation in Other Financial Instruments	$49	$53	$—	$102

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(35)	$—	$(35)
Futures Contracts	(83)	—	—	(83)
Options Written
Put Options Written	(28)	—	—	(28)

Total Depreciation in Other Financial Instruments	$(111)	$(35)	$—	$(146)

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.11%(a)(b)	$2,356	$1,201	$2,193	$—	(c)	$—	(c)	$1,364	1,363	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including options, futures contracts and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.